Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future maturing operating lease payments as of June 30, 2022 are as follows:

Amount
Year Ending December 31:
2022 (remaining six months)	$264
2023	540
2024	565
2025	586
2026	604
2027 and thereafter	1,588

Total future minimum lease payments	4,147
Less: interest	(981)

Present value of future minimum lease payments under operating lease liabilities	$3,166

Schedule Of Operating Lease Disclosure
Operating lease disclosures for the Company’s single operating lease are as follows:

June 30, 2022
Remaining lease term under operating ROU leases (in years)	7.0
Discount rate for operating lease liabilities	7.9%